Restructuring Provision (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Restructuring Provision

Total
$
Balance, June 30, 2019	—
Additions	1,947
Payments	(1,390)
Balance at June 30, 2020	557
Additions	1,011
Payments	(1,568)
Balance, June 30, 2021	—